Ultra Series Fund | March 31, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 54.0%
Bond Funds - 33.4%
iShares Aaa - A Rated Corporate Bond ETF	116,371	$5,525,295
iShares Treasury Floating Rate Bond ETF	217,382	11,019,094
Janus Henderson Mortgage-Backed Securities ETF	187,242	8,444,614
Schwab Intermediate-Term U.S. Treasury ETF	179,169	8,788,240
Schwab U.S. TIPS ETF	52,259	2,725,829
		36,503,072
Foreign Stock Funds - 6.8%
Franklin FTSE Japan ETF	59,582	1,848,829
iShares MSCI Emerging Markets Asia ETF	24,389	1,661,135
iShares MSCI Emerging Markets ex China ETF (A)	28,682	1,651,223
iShares MSCI International Quality Factor ETF	42,725	1,694,474
Vanguard FTSE All-World ex-U.S. ETF	9,316	546,383
		7,402,044
Stock Funds - 13.8%
Distillate U.S. Fundamental Stability & Value ETF	73,629	3,969,340
Energy Select Sector SPDR Fund ETF	19,057	1,799,171
Invesco S&P 500 Quality ETF	71,908	4,344,681
iShares Core S&P Small-Cap ETF	10,065	1,112,384
Vanguard Information Technology ETF	7,309	3,832,401
		15,057,977

Total Exchange Traded Funds ( Cost $55,741,520 )		58,963,093
INVESTMENT COMPANIES - 42.1%
Bond Funds - 30.7%
Madison Core Bond Fund, Class R6 (B) (C)	3,766,816	33,486,998

Stock Funds - 11.4%
Madison Dividend Income Fund, Class R6 (C)	52,323	1,446,730
Madison Investors Fund, Class R6 (C)	377,803	11,031,859
		12,478,589
Total Investment Companies ( Cost $46,159,859 )		45,965,587
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.26%	3,073,356	3,073,356
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.34%	158,625	158,625
Total Short-Term Investments ( Cost $3,231,981 )		3,231,981

TOTAL INVESTMENTS - 99.1% ( Cost $105,133,360 )		108,160,661
NET OTHER ASSETS AND LIABILITIES - 0.9%		965,140

TOTAL NET ASSETS - 100.0%		$109,125,801

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities, with an aggregate fair value of $155,439, are on loan as part of a securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/core-bondfund.
(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 58.4%
Bond Funds - 22.1%
iShares Aaa - A Rated Corporate Bond ETF	78,137	$3,709,945
iShares Treasury Floating Rate Bond ETF	194,962	9,882,624
Janus Henderson Mortgage-Backed Securities ETF	113,731	5,129,268
Schwab Intermediate-Term U.S. Treasury ETF (A)	125,604	6,160,876
Schwab U.S. TIPS ETF	10,944	570,839
		25,453,552
Foreign Stock Funds - 12.5%
Franklin FTSE Japan ETF	122,070	3,787,832
iShares MSCI Emerging Markets Asia ETF	50,975	3,471,907
iShares MSCI Emerging Markets ex China ETF (A)	44,040	2,535,383
iShares MSCI International Quality Factor ETF (A)	72,526	2,876,381
Vanguard FTSE All-World ex-U.S. ETF	29,406	1,724,662
		14,396,165
Stock Funds - 23.8%
Distillate U.S. Fundamental Stability & Value ETF	93,504	5,040,800
Energy Select Sector SPDR Fund ETF	36,475	3,443,605
Invesco S&P 500 Quality ETF	143,004	8,640,302
iShares Core S&P Small-Cap ETF	26,456	2,923,917
Vanguard Information Technology ETF (A)	14,242	7,467,650
		27,516,274
Total Exchange Traded Funds ( Cost $61,383,357 )		67,365,991
INVESTMENT COMPANIES - 39.5%
Bond Funds - 20.0%
Madison Core Bond Fund, Class R6 (B)	2,601,849	23,130,440

Stock Funds - 19.5%
Madison Dividend Income Fund, Class R6 (B)	86,268	2,385,310
Madison Investors Fund, Class R6 (B)	620,907	18,130,471
Madison Mid Cap Fund, Class R6 (B)	110,733	1,961,079
		22,476,860

Total Investment Companies ( Cost $39,233,803 )		45,607,300
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%	2,951,108	2,951,108
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%	2,247,271	2,247,271
Total Short-Term Investments ( Cost $5,198,379 )		5,198,379

TOTAL INVESTMENTS - 102.4% ( Cost $105,815,539 )		118,171,670
NET OTHER ASSETS AND LIABILITIES - (2.4%)		(2,730,278)

TOTAL NET ASSETS - 100.0%		$115,441,392

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Moderate Allocation Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities, with an aggregate fair value of $2,194,733, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 66.3%
Bond Funds - 15.1%
iShares Aaa - A Rated Corporate Bond ETF	12,562	$596,444
iShares Treasury Floating Rate Bond ETF	60,512	3,067,353
Janus Henderson Mortgage-Backed Securities ETF	20,368	918,597
Schwab Intermediate-Term U.S. Treasury ETF	28,751	1,410,236
Schwab U.S. TIPS ETF	3,820	199,251
		6,191,881
Foreign Stock Funds - 17.6%
Franklin FTSE Japan ETF	55,642	1,726,571
iShares MSCI Emerging Markets Asia ETF	25,488	1,735,988
iShares MSCI Emerging Markets ex China ETF	24,502	1,410,580
iShares MSCI International Quality Factor ETF	35,762	1,418,321
Vanguard FTSE All-World ex-U.S. ETF	15,494	908,723
		7,200,183
Stock Funds - 33.6%
Distillate U.S. Fundamental Stability & Value ETF	49,302	2,657,871
Energy Select Sector SPDR Fund ETF	19,196	1,812,294
Invesco S&P 500 Quality ETF	70,808	4,278,220
iShares Core S&P Small-Cap ETF	14,150	1,563,858
Vanguard Information Technology ETF	6,542	3,430,232
		13,742,475

Total Exchange Traded Funds ( Cost $24,253,676 )		27,134,539
INVESTMENT COMPANIES - 31.9%
Bond Funds - 9.2%
Madison Core Bond Fund, Class R6 (A)	422,496	3,755,987

Stock Funds - 22.7%
Madison Dividend Income Fund, Class R6 (A)	36,752	1,016,200
Madison Investors Fund, Class R6 (A)	256,015	7,475,652
Madison Mid Cap Fund, Class R6 (A)	46,287	819,742
		9,311,594

Total Investment Companies ( Cost $9,848,487 )		13,067,581
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%	815,421	815,421

Total Short-Term Investments ( Cost $815,421 )		815,421

TOTAL INVESTMENTS - 100.2% ( Cost $34,917,584 )		41,017,541

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - (0.2%)		(85,927)

TOTAL NET ASSETS - 100.0%		$40,931,614

(A)	Affiliated Company.
(B)	7-day yield.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 96.5%
Bond Funds - 47.4%
iShares Aaa - A Rated Corporate Bond ETF (A)	226,121	$10,736,225
Janus Henderson Mortgage-Backed Securities ETF (A)	320,635	14,460,639
Madison Aggregate Bond ETF (B)	1,275,000	25,920,750
Madison Short-Term Strategic Income ETF (B)	1,462,500	29,776,500
		80,894,114
Stock Funds - 49.1%
Global X MLP ETF (A)	70,844	3,416,098
Madison Covered Call ETF (B)	2,095,000	41,775,347
Madison Dividend Value ETF (B)	1,650,000	34,781,670
Vanguard Dividend Appreciation ETF (A)	21,000	3,834,810
		83,807,925

Total Exchange Traded Funds ( Cost $160,843,528 )		164,702,039
	Par Value
ASSET BACKED SECURITIES - 0.0%
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (C), 0.56%, 12/11/34	$9,816	9,777
JPMorgan Chase Bank NA, Series 2021-1, Class B (C), 0.875%, 9/25/28	15,808	15,641
LAD Auto Receivables Trust, Series 2021-1A, Class A (C), 1.3%, 8/17/26	18,537	18,398

Total Asset Backed Securities ( Cost $44,159 )		43,816
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	586	584
PSMC Trust, Series 2019-2, Class A1 (C) (D), 3.5%, 10/25/49	1,247	1,227

Total Collateralized Mortgage Obligations ( Cost $1,872 )		1,811
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (C) (D), 7.488% 9/25/36	2,190,000	—

Total Commercial Mortgage-Backed Securities ( Cost $—)		—
MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	9,235	9,524
7%, 5/1/32 Pool # 644591	968	998
		10,522
Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722	3,725	3,700
4.5%, 5/1/25 Pool # J12247	3,890	3,874

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

8%, 6/1/30 Pool # C01005		3,777	3,955

			11,529
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068		8,226	8,516

Total Mortgage Backed Securities ( Cost $29,925 )			30,567
		Shares
SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 5.26%		6,511,299	6,511,299
State Street Navigator Securities Lending Government Money Market Portfolio (E) (F), 5.34%		5,545,025	5,545,025

Total Short-Term Investments ( Cost $12,056,324 )			12,056,324

TOTAL INVESTMENTS - 103.6% ( Cost $172,975,808 )			176,834,557
NET OTHER ASSETS AND LIABILITIES - (3.6%)			(6,096,974)

TOTAL NET ASSETS - 100.0%			$170,737,583

(A)	All or a portion of these securities, with an aggregate fair value of $5,421,834, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of March 31, 2024.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
ASSET BACKED SECURITIES - 3.4%
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	$270,572	$270,870
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	248,399
Dell Equipment Finance Trust, Series 2023-2, Class A2 (A), 5.84%, 1/22/29	95,838	95,904
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34	22,086	21,999
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	192,357	192,664
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A (A), 1.99%, 6/25/26	350,000	337,496
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	250,000	250,090
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/28	15,808	15,641
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	26,842	26,366
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	85,174	82,606
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.3%, 8/17/26	37,073	36,795
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	98,672	98,412
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	125,601	125,720
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	293,192
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	94,867	90,812
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	293,880	294,018

Total Asset Backed Securities ( Cost $2,503,843 )		2,480,984
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	73,901	69,836
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	279,183	244,006
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	317,505	9,346
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (30 day USD SOFR Average + 0.750%) (A) (C), 6.07%, 10/25/33	51,192	51,161
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	444,564	27,542
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	101,695	97,812
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	160,050	156,211
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	156,814	159,192
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,210,256	183,644
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	977	973
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	144,604	121,234
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	42,819	233
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	14,592	13,412
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.491%, 2/25/50	56,753	49,945
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	303,951	243,850
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	456,680	399,012
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	131,058	112,421
PSMC Trust, Series 2019-2, Class A1 (B) (C), 3.5%, 10/25/49	2,078	2,046
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	59,948	52,467
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	164,554	143,144
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	266,242	230,081
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	218,187	189,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	7,207	6,701

Total Collateralized Mortgage Obligations ( Cost $3,151,271 )		2,564,197
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	152,994	149,707
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.298%, 9/25/26	11,147,546	64,100
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	621,044
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.155%, 11/25/27	212,243	201,676
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.718%, 1/25/48	450,000	441,317
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.562%, 3/25/53	150,000	136,196
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	4,940,000	—

Total Commercial Mortgage-Backed Securities ( Cost $1,688,129 )		1,614,040
CORPORATE NOTES AND BONDS - 29.6%
Communication Services - 0.4%
AT&T, Inc., 2.25%, 2/1/32	50,000	40,670
SBA Communications Corp., 3.875%, 2/15/27	250,000	237,977
		278,647
Consumer Discretionary - 1.9%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	241,093
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	150,000	148,954
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	149,873
General Motors Financial Co., Inc. (E), 5.85%, 4/6/30	150,000	153,074
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	199,323
Lowe's Cos., Inc., 3%, 10/15/50	300,000	196,919
Tractor Supply Co., 1.75%, 11/1/30	200,000	162,173
Tractor Supply Co., 5.25%, 5/15/33	150,000	150,977
		1,402,386
Consumer Staples - 1.1%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	230,003
Lamb Weston Holdings, Inc. (A) (E), 4.875%, 5/15/28	150,000	145,787
Mars, Inc. (A), 2.375%, 7/16/40	350,000	244,349
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	147,189
		767,328
Energy - 3.5%
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	134,102
Energy Transfer LP, 5.25%, 4/15/29	300,000	300,402
Energy Transfer LP, 6.55%, 12/1/33	250,000	267,970
EnLink Midstream Partners LP (E), 5.45%, 6/1/47	550,000	478,731
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	286,667
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	272,711
MPLX LP, 4.8%, 2/15/29	50,000	49,427
MPLX LP, 2.65%, 8/15/30	200,000	171,847
ONEOK, Inc., 5.85%, 1/15/26	100,000	100,982
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	149,396
Valero Energy Corp., 4%, 6/1/52	100,000	76,940
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	245,442
		2,534,617

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Financials - 13.3%
Aflac, Inc., 4.75%, 1/15/49	400,000	365,988
Air Lease Corp., 1.875%, 8/15/26	250,000	230,560
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	250,000	268,006
Aon North America, Inc., 5.45%, 3/1/34	200,000	202,260
Athene Holding Ltd., 6.25%, 4/1/54	125,000	126,739
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	132,670
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	160,802
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	182,328
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	200,000	196,937
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	200,000	205,783
Citibank NA, 5.803%, 9/29/28	250,000	258,776
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	250,000	241,023
Discover Bank, 3.45%, 7/27/26	75,000	71,358
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	84,124
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	161,408
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	200,000	182,632
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	168,490
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	200,000	190,512
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	500,000	381,152
Huntington National Bank, (Secured Overnight Financing Rate + 1.205%) (C), 4.008%, 5/16/25	250,000	249,064
Intercontinental Exchange, Inc. (E), 4.6%, 3/15/33	125,000	122,508
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	206,155
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	250,000	251,150
KeyBank NA, 5%, 1/26/33	250,000	231,958
KeyCorp, 4.1%, 4/30/28	300,000	282,067
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	175,878
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	275,000	268,137
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	250,000	200,735
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C) (E), 5.466%, 1/18/35	250,000	252,466
Morgan Stanley, (5 year CMT + 2.430%) (C), 5.948%, 1/19/38	200,000	199,553
Nasdaq, Inc., 1.65%, 1/15/31	200,000	161,085
Old Republic International Corp., 3.85%, 6/11/51	250,000	180,768
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	192,175
PNC Bank NA, 2.7%, 10/22/29	125,000	108,550
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	200,000	219,176
Realty Income Corp., 4.85%, 3/15/30	200,000	197,833
Regions Financial Corp., 1.8%, 8/12/28	295,000	254,367
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	125,000	111,079
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	210,796
Truist Bank, 2.25%, 3/11/30	325,000	270,586
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (C), 5.122%, 1/26/34	200,000	192,572
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	300,000	303,743
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	125,000	125,590
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	225,000	213,915
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.100%) (C), 2.393%, 6/2/28	250,000	228,928
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C), 5.198%, 1/23/30	125,000	124,766
Western Union Co., 2.85%, 1/10/25	125,000	122,219
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	218,580
		9,687,947

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Health Care - 2.3%
Amgen, Inc., 5.65%, 3/2/53	75,000	76,575
Block, Inc. (E), 2.75%, 6/1/26	300,000	282,034
Centene Corp., 2.45%, 7/15/28	300,000	265,965
Cigna Group, 4.375%, 10/15/28	50,000	48,812
Cigna Group, 4.9%, 12/15/48	200,000	182,429
CVS Health Corp., 5.125%, 7/20/45	250,000	230,618
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	210,611
Humana, Inc., 5.375%, 4/15/31	100,000	100,093
J M Smucker Co., 6.2%, 11/15/33	250,000	266,582
		1,663,719
Industrials - 3.3%
Ball Corp., 4.875%, 3/15/26	250,000	246,749
Carrier Global Corp., 3.577%, 4/5/50	150,000	111,776
Carrier Global Corp., 6.2%, 3/15/54	200,000	220,886
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	263,448
Quanta Services, Inc., 2.9%, 10/1/30	250,000	218,751
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	228,617
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	161,280
Textron, Inc., 2.45%, 3/15/31	250,000	210,637
United Rentals North America, Inc. (E), 5.5%, 5/15/27	300,000	299,003
Vulcan Materials Co., 3.5%, 6/1/30	200,000	183,419
WRKCo, Inc., 3.9%, 6/1/28	250,000	238,452
		2,383,018
Information Technology - 1.9%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,562
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	80,060
Dell International LLC/EMC Corp., 3.45%, 12/15/51	275,000	192,885
Fiserv, Inc., 3.5%, 7/1/29	200,000	186,230
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	142,902
HP, Inc. (E), 2.65%, 6/17/31	200,000	169,535
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	112,801
Oracle Corp., 3.95%, 3/25/51	400,000	305,386
VMware LLC, 2.2%, 8/15/31	250,000	203,613
		1,402,974
Materials - 0.6%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	152,817
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	282,689
		435,506
Utilities - 1.3%
AES Corp., 1.375%, 1/15/26	225,000	208,382
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	160,255
Duke Energy Corp., 3.75%, 9/1/46	250,000	189,078
Florida Power & Light Co., 4.8%, 5/15/33	250,000	246,406
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	162,622
		966,743

Total Corporate Notes and Bonds ( Cost $23,861,011 )		21,522,885

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 3.9%
Consumer Discretionary - 0.2%
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	158,015
Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	125,000	127,975
Financials - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	280,150
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	195,063
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	279,563
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	250,000	254,461
Royal Bank of Canada (E), 5.15%, 2/1/34	175,000	175,233
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	239,289
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	200,000	196,303
		1,620,062
Health Care - 1.0%
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	450,000	442,183
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	261,160
		703,343
Industrials - 0.3%
BAE Systems PLC (A), 5.3%, 3/26/34	250,000	251,380

Total Foreign Corporate Bonds ( Cost $2,991,380 )		2,860,775
LONG TERM MUNICIPAL BONDS - 1.1%
General - 1.1%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	769,384

Total Long Term Municipal Bonds ( Cost $807,480 )		769,384
MORTGAGE BACKED SECURITIES - 32.5%
Fannie Mae - 18.9%
3%, 9/1/30 Pool # 890696	278,343	265,430
3%, 12/1/30 Pool # AL8924	109,330	104,956
7%, 11/1/31 Pool # 607515	9,235	9,524
3.5%, 12/1/31 Pool # MA0919	32,549	31,164
6.5%, 3/1/32 Pool # 631377	11,895	12,262
7%, 5/1/32 Pool # 644591	1,761	1,816
6.5%, 6/1/32 Pool # 545691	70,507	72,340
3.5%, 8/1/32 Pool # MA3098	35,871	34,458
5.5%, 11/1/33 Pool # 555880	106,879	109,169
4%, 2/1/35 Pool # MA2177	371,958	359,230
3.5%, 12/1/35 Pool # MA2473	212,268	201,066
4%, 6/1/36 Pool # AL8618	100,885	97,186
2.5%, 9/1/36 Pool # FS4049	429,863	394,414
5.5%, 10/1/36 Pool # 901723	49,370	49,920

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 10/1/36 Pool # 894118	57,684	59,256
6%, 11/1/36 Pool # 902510	202,478	209,875
6%, 10/1/37 Pool # 947563	165,237	171,277
4.5%, 5/1/38 Pool # MA5013	215,067	211,778
6.5%, 8/1/38 Pool # 987711	232,512	248,567
3%, 11/1/39 Pool # MA3831	47,038	43,089
4%, 1/1/41 Pool # AB2080	382,039	362,345
2.5%, 5/1/41 Pool # MA4334	384,028	330,801
4.5%, 7/1/41 Pool # AB3274	165,601	162,553
5.5%, 7/1/41 Pool # AL6588	350,775	358,314
4%, 9/1/41 Pool # AJ1406	174,126	165,208
2.5%, 3/1/42 Pool # CB3076	428,261	369,399
3.5%, 6/1/42 Pool # AO4136	413,771	381,212
4%, 6/1/42 Pool # MA1087	111,177	105,443
3.5%, 8/1/42 Pool # AP2133	190,782	175,790
3.5%, 9/1/42 Pool # AB6228	331,195	305,067
4%, 10/1/42 Pool # AP7363	273,881	259,759
3.5%, 3/1/43 Pool # AT0310	239,560	220,780
4%, 1/1/45 Pool # AS4257	52,467	49,754
4.5%, 2/1/45 Pool # MA2193	136,204	133,025
3.5%, 11/1/45 Pool # BA4907	132,901	121,320
3.5%, 12/1/45 Pool # AS6309	99,059	90,425
4.5%, 10/1/46 Pool # MA2783	20,267	19,764
4%, 12/1/46 Pool # BD2379	63,118	59,789
3%, 1/1/47 Pool # BE0108	210,578	186,110
2.5%, 12/1/47 Pool # FM3165	421,011	360,103
3%, 1/1/48 Pool # FM1303	531,512	469,733
4%, 7/1/48 Pool # MA3415	101,580	95,929
3%, 1/1/49 Pool # FS4296	318,806	284,994
4%, 11/1/50 Pool # FM5530	279,421	261,364
2%, 12/1/51 Pool # FM9925	682,049	549,620
2%, 1/1/52 Pool # CB2601	347,732	280,438
2.5%, 3/1/52 Pool # BV4133	266,854	221,318
2.5%, 4/1/52 Pool # FS4138	231,899	193,272
4%, 5/1/52 Pool # CB3627	706,217	655,694
4%, 5/1/52 Pool # CB3678	230,325	214,086
4%, 5/1/52 Pool # FS1704	173,634	162,680
3.5%, 6/1/52 Pool # CB3845	677,645	609,488
4.5%, 8/1/52 Pool # CB4383	692,237	663,800
4.5%, 8/1/52 Pool # FS2605	468,732	446,850
5%, 10/1/52 Pool # MA4785	446,306	436,131
5.5%, 10/1/52 Pool # MA4786	299,851	299,154
5%, 11/1/52 Pool # MA4806	338,079	330,346
5.5%, 12/1/52 Pool # MA4842	90,479	90,257
4.5%, 7/1/53 Pool # FS4996	210,591	201,557
5.5%, 9/1/53 Pool # FS5575	334,570	335,720
		13,706,169
Freddie Mac - 13.6%
4.5%, 2/1/25 Pool # J11722	6,209	6,167
4.5%, 5/1/25 Pool # J12247	13,831	13,773
8%, 6/1/30 Pool # C01005	4,722	4,943
7%, 3/1/31 Pool # C48129	22,631	23,363
2.5%, 2/1/32 Pool # ZS8641	84,459	78,772

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 11/1/34 Pool # A28282	147,795	150,303
2.5%, 6/1/35 Pool # RC1421	156,136	143,253
5.5%, 1/1/37 Pool # G04593	72,325	73,968
2%, 3/1/41 Pool # RB5105	368,986	311,961
4%, 10/1/41 Pool # Q04092	188,721	179,215
3%, 9/1/42 Pool # C04233	519,386	465,921
3%, 4/1/43 Pool # V80025	698,270	624,936
3%, 4/1/43 Pool # V80026	690,388	617,877
3.5%, 8/1/44 Pool # Q27927	192,735	176,702
3%, 7/1/45 Pool # G08653	227,988	202,519
3.5%, 8/1/45 Pool # Q35614	303,530	277,804
3%, 10/1/46 Pool # G60722	349,000	308,243
4%, 3/1/47 Pool # Q46801	90,729	86,041
3.5%, 12/1/47 Pool # Q52955	129,900	118,719
2.5%, 4/1/48 Pool # QA2240	343,051	293,355
3%, 7/1/49 Pool # QA1033	183,891	160,471
2.5%, 1/1/52 Pool # SD7552	1,044,934	877,675
3.5%, 4/1/52 Pool # SD0960	666,312	605,320
3.5%, 5/1/52 Pool # RA7380	224,928	202,287
3.5%, 5/1/52 Pool # QE2363	179,003	160,387
3%, 8/1/52 Pool # SD7556	622,105	542,746
4.5%, 11/1/52 Pool # SD8266	278,170	265,127
5%, 11/1/52 Pool # SD8267	182,961	178,775
5.5%, 11/1/52 Pool # SD1859	229,171	229,119
4.5%, 12/1/52 Pool # SD1921	323,200	310,798
5%, 12/1/52 Pool # SD8276	230,749	225,468
5%, 2/1/53 Pool # SD2334	285,280	278,726
5%, 2/1/53 Pool # SD8299	235,607	230,090
5.5%, 2/1/53 Pool # SD2172	281,106	282,468
5%, 5/1/53 Pool # SD2875	376,399	371,516
6%, 9/1/53 Pool # SD8363	236,478	238,746
6%, 9/1/53 Pool # SD3739	432,841	440,895
5.5%, 2/1/54 Pool # SD4901	99,572	99,386
		9,857,835
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	11,797	12,006
6.5%, 4/20/31 Pool # 3068	9,989	10,340
		22,346

Total Mortgage Backed Securities ( Cost $25,056,988 )		23,586,350
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.5%
U.S. Treasury Bonds - 10.4%
6.625%, 2/15/27	2,000,000	2,121,406
4.500%, 5/15/38	2,000,000	2,065,547
3.750%, 8/15/41	1,000,000	921,914
3.000%, 5/15/45	750,000	598,916
2.500%, 5/15/46	500,000	361,328
3.375%, 11/15/48	500,000	418,574
1.250%, 5/15/50	750,000	384,463
1.875%, 2/15/51	500,000	301,836

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

4.125%, 8/15/53		400,000	385,125
			7,559,109
U.S. Treasury Notes - 12.1%
2.250%, 11/15/25		400,000	384,313
2.375%, 5/15/27		1,500,000	1,412,109
4.000%, 2/29/28		400,000	395,531
2.875%, 5/15/28		3,350,000	3,171,770
2.625%, 2/15/29		2,450,000	2,277,256
3.875%, 11/30/29		500,000	491,289
4.000%, 2/15/34		665,000	654,609
			8,786,877

Total U.S. Government and Agency Obligations ( Cost $17,564,359 )			16,345,986
		Shares
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.26%		327,913	327,913
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.34%		2,196,305	2,196,305

Total Short-Term Investments ( Cost $2,524,218 )			2,524,218

TOTAL INVESTMENTS - 102.2% ( Cost $80,148,679 )			74,268,819
NET OTHER ASSETS AND LIABILITIES - (2.2%)			(1,588,245)

TOTAL NET ASSETS - 100.0%			$72,680,574

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at March 31, 2024..
(C)	Floating rate or variable rate note. Rate shown is as of March 31, 2024.
(D)	Stepped rate security. Rate shown is as of March 31, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $2,157,715, are on loan as part of a securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
PLC	Public Limited Company.
LLC	Limited Liability Company.
LP	Limited Partnership.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

High Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCK - 0.3%
Health Care - 0.3%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC * (A)	975	$39,975
Total Common Stocks ( Cost $39,975 )		39,975
	Par Value
CORPORATE NOTES AND BONDS - 85.7%
Communication Services - 15.9%
Advantage Sales & Marketing, Inc. (B), 6.5%, 11/15/28	$150,000	141,356
Cars.com, Inc. (B), 6.375%, 11/1/28	150,000	145,922
Frontier Communications Holdings LLC (B) (C), 5%, 5/1/28	225,000	208,860
Lamar Media Corp., 4.875%, 1/15/29	200,000	192,743
Millennium Escrow Corp. (B), 6.625%, 8/1/26	225,000	132,998
Netflix, Inc., 6.375%, 5/15/29	200,000	213,178
Nexstar Media, Inc. (B) (C), 4.75%, 11/1/28	150,000	136,676
Outfront Media Capital LLC/Outfront Media Capital Corp. (B) (C), 4.25%, 1/15/29	125,000	113,232
SBA Communications Corp., 3.875%, 2/15/27	250,000	237,977
Sprint LLC, 7.125%, 6/15/24	275,000	275,419
		1,798,361
Consumer Discretionary - 15.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (B), 5.5%, 4/20/26	225,000	223,432
Boyne USA, Inc. (B) (C), 4.75%, 5/15/29	100,000	92,671
Genting New York LLC/GENNY Capital, Inc. (B), 3.3%, 2/15/26	200,000	191,962
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	396,239
QVC, Inc. (C), 4.375%, 9/1/28	160,000	128,231
RHP Hotel Properties LP/RHP Finance Corp. (B), 4.5%, 2/15/29	175,000	163,335
United Airlines, Inc. (B), 4.375%, 4/15/26	125,000	120,905
Vail Resorts, Inc. (B), 6.25%, 5/15/25	225,000	225,048
Williams Scotsman, Inc. (B), 6.125%, 6/15/25	175,000	174,186
		1,716,009
Consumer Staples - 9.0%
B&G Foods, Inc. (C), 5.25%, 9/15/27	220,000	205,613
Edgewell Personal Care Co. (B) (C), 5.5%, 6/1/28	125,000	122,216
Lamb Weston Holdings, Inc. (B) (C), 4.875%, 5/15/28	150,000	145,787
Lamb Weston Holdings, Inc. (B), 4.125%, 1/31/30	185,000	168,812
Performance Food Group, Inc. (B), 5.5%, 10/15/27	225,000	220,784
U.S. Foods, Inc. (B), 6.875%, 9/15/28	150,000	153,562
		1,016,774
Energy - 5.5%
Berry Petroleum Co. LLC (B), 7%, 2/15/26	125,000	123,395
Buckeye Partners LP (B), 4.125%, 3/1/25	150,000	146,600
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	225,000	224,095
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	135,000	123,632
		617,722
Financials - 13.8%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

High Income Fund Portfolio of Investments (unaudited)

Enact Holdings, Inc. (B), 6.5%, 8/15/25	250,000	249,950
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (B), 5%, 8/15/28	200,000	183,994
LPL Holdings, Inc. (B), 4%, 3/15/29	225,000	206,960
MGIC Investment Corp., 5.25%, 8/15/28	200,000	194,428
MPT Operating Partnership LP/MPT Finance Corp. (C), 3.5%, 3/15/31	150,000	103,419
Nationstar Mortgage Holdings, Inc. (B) (C), 5%, 2/1/26	130,000	127,226
NFP Corp. (B), 6.875%, 8/15/28	125,000	126,555
OneMain Finance Corp., 3.875%, 9/15/28	225,000	200,727
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (B), 3.875%, 3/1/31	200,000	174,246
		1,567,505
Health Care - 3.4%
AdaptHealth LLC (B), 4.625%, 8/1/29	50,000	43,018
HCA, Inc., 5.875%, 2/15/26	250,000	251,108
Medline Borrower LP (B), 3.875%, 4/1/29	100,000	91,121
		385,247
Industrials - 18.3%
Ball Corp., 6.875%, 3/15/28	100,000	102,799
Brink's Co. (B), 5.5%, 7/15/25	125,000	124,426
Clean Harbors, Inc. (B), 6.375%, 2/1/31	150,000	151,088
Energizer Holdings, Inc. (B), 4.75%, 6/15/28	210,000	194,590
EnerSys (B), 4.375%, 12/15/27	125,000	118,196
Graphic Packaging International LLC (B), 3.5%, 3/15/28	150,000	138,516
Madison IAQ LLC (B), 4.125%, 6/30/28	200,000	185,050
Roller Bearing Co. of America, Inc. (B), 4.375%, 10/15/29	175,000	160,233
Sealed Air Corp. (B) (C), 5%, 4/15/29	200,000	191,949
Summit Materials LLC/Summit Materials Finance Corp. (B), 7.25%, 1/15/31	100,000	103,961
TransDigm, Inc. (B), 6.875%, 12/15/30	125,000	127,425
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	249,169
Waste Pro USA, Inc. (B), 5.5%, 2/15/26	225,000	221,592
		2,068,994
Information Technology - 3.4%
Gartner, Inc. (B), 4.5%, 7/1/28	150,000	142,902
Iron Mountain, Inc. (B), 5.25%, 7/15/30	150,000	141,897
Playtika Holding Corp. (B), 4.25%, 3/15/29	110,000	95,333
		380,132
Utilities - 1.2%
Calpine Corp. (B), 3.75%, 3/1/31	160,000	140,321

Total Corporate Notes and Bonds ( Cost $10,180,510 )		9,691,065
FOREIGN CORPORATE BONDS - 7.4%
Communication Service - 0.7%
Telesat Canada/Telesat LLC (B), 6.5%, 10/15/27	175,000	73,500
Consumer Discretionary - 6.7%
Carnival Corp. (B), 5.75%, 3/1/27	200,000	197,996
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (B) (C), 5.75%, 1/20/26	175,000	164,469
International Game Technology PLC (B), 4.125%, 4/15/26	250,000	242,397
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	158,015
		762,877

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

High Income Fund Portfolio of Investments (unaudited)

Total Foreign Corporate Bonds ( Cost $963,773 )			836,377
		Shares
EXCHANGE TRADED FUNDS - 4.1%
Bond Funds - 4.1%
iShares iBoxx High Yield Corporate Bond ETF (C)		5,900	458,607
Total Exchange Traded Funds ( Cost $508,730 )			458,607
SHORT-TERM INVESTMENTS - 19.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.26%		147,842	147,842
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.34%		2,003,384	2,003,384

Total Short-Term Investments ( Cost $2,151,226 )			2,151,226

TOTAL INVESTMENTS - 116.5% ( Cost $13,844,214 )			13,177,250
NET OTHER ASSETS AND LIABILITIES - (16.5%)			(1,866,983)

TOTAL NET ASSETS - 100.0%			$11,310,267

*	Non-income producing.
(A)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Adviser, acting through its Valuation Committee. These securities represented $39,975 or 0.3% of net assets as of March 31, 2024.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(C)	All or a portion of these securities, with an aggregate fair value of $1,983,347, are on loan as part of a securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 98.8%
Communication Service - 3.6%
Comcast Corp., Class A	160,500	$6,957,675

Consumer Discretionary - 9.9%
Home Depot, Inc.	19,400	7,441,840
Lowe's Cos., Inc.	24,100	6,138,993
McDonald's Corp.	9,700	2,734,915
Starbucks Corp.	28,800	2,632,032
		18,947,780
Consumer Staples - 9.3%
Coca-Cola Co.	49,500	3,028,410
Colgate-Palmolive Co.	41,500	3,737,075
Hershey Co.	19,000	3,695,500
PepsiCo, Inc.	23,000	4,025,230
Procter & Gamble Co.	19,400	3,147,650
		17,633,865
Energy - 9.6%
Chevron Corp.	37,000	5,836,380
ConocoPhillips	24,100	3,067,448
EOG Resources, Inc.	52,600	6,724,384
Exxon Mobil Corp.	23,000	2,673,520
		18,301,732
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp., REIT	26,900	5,315,171

Financials - 20.0%
Bank of America Corp.	120,000	4,550,400
BlackRock, Inc.	7,500	6,252,750
CME Group, Inc.	31,200	6,717,048
JPMorgan Chase & Co.	26,800	5,368,040
Morgan Stanley	74,800	7,043,168
Northern Trust Corp.	31,500	2,800,980
U.S. Bancorp	120,000	5,364,000
		38,096,386
Health Care - 12.3%
Abbott Laboratories	39,600	4,500,936
Bristol-Myers Squibb Co.	107,000	5,802,610
Johnson & Johnson	37,300	5,900,487
Medtronic PLC	84,000	7,320,600
		23,524,633
Industrials - 19.1%
Automatic Data Processing, Inc.	27,500	6,867,850
Caterpillar, Inc.	5,772	2,115,034

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Large Cap Value Fund Portfolio of Investments (unaudited)

	Cummins, Inc.	11,800	3,476,870
	Fastenal Co.	106,300	8,199,982
	Honeywell International, Inc.	24,000	4,926,000
	Paychex, Inc.	26,200	3,217,360
	Union Pacific Corp.	23,800	5,853,134
	United Parcel Service, Inc., Class B	11,400	1,694,382
			36,350,612
	Information Technology - 6.7%
	Accenture PLC, Class A	6,000	2,079,660
	Analog Devices, Inc.	12,400	2,452,596
	Cisco Systems, Inc.	37,500	1,871,625
	Texas Instruments, Inc.	36,400	6,341,244
			12,745,125
	Materials - 1.8%
	Air Products & Chemicals, Inc.	14,000	3,391,780

	Utilities - 3.7%
	NextEra Energy, Inc.	109,500	6,998,145

Total Common Stocks ( Cost $153,810,964 )			188,262,904
	SHORT-TERM INVESTMENTS - 1.1%
	State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%	2,127,078	2,127,078

Total Short-Term Investments ( Cost $2,127,078 )			2,127,078

TOTAL INVESTMENTS - 99.9% ( Cost $155,938,042 )			190,389,982
NET OTHER ASSETS AND LIABILITIES - 0.1%			232,698

TOTAL NET ASSETS - 100.0%			$190,622,680

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 96.9%
Communication Services - 9.3%
Alphabet, Inc., Class C *	112,497	$17,128,793
Liberty Broadband Corp., Class C *	45,209	2,587,311
		19,716,104
Consumer Discretionary - 13.1%
Amazon.com, Inc. *	55,518	10,014,337
Lowe's Cos., Inc.	34,878	8,884,473
NIKE, Inc., Class B	13,363	1,255,855
TJX Cos., Inc.	77,024	7,811,774
		27,966,439
Consumer Staples - 3.1%
Dollar Tree, Inc. *	49,387	6,575,879

Financials - 32.0%
Capital Markets - 5.1%
Brookfield Asset Management Ltd., Class A (A)	29,377	1,234,422
Brookfield Corp., Class A (A)	117,512	4,920,227
Charles Schwab Corp.	65,631	4,747,746
		10,902,395
Commercial Banks - 2.9%
U.S. Bancorp	136,206	6,088,408

Financial Services - 12.2%
Berkshire Hathaway, Inc., Class B *	20,376	8,568,515
Fiserv, Inc. *	64,546	10,315,742
Visa, Inc., Class A	25,210	7,035,607
		25,919,864
Insurance - 11.8%
Arch Capital Group Ltd. *	137,948	12,751,913
Marsh & McLennan Cos., Inc.	26,613	5,481,746
Progressive Corp.	33,324	6,892,070
		25,125,729
		68,036,396
Health Care - 14.0%
Agilent Technologies, Inc.	50,373	7,329,775
Alcon, Inc.	91,182	7,594,549
Becton Dickinson & Co.	29,096	7,199,805
Danaher Corp.	15,184	3,791,749
Elevance Health, Inc.	7,399	3,836,677

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Large Cap Growth Fund Portfolio of Investments (unaudited)

Industrials - 15.5%
Copart, Inc. *		137,219	7,947,725
Ferguson PLC		20,752	4,532,859
PACCAR, Inc.		93,442	11,576,529
Parker-Hannifin Corp.		15,985	8,884,303
			32,941,416
Information Technology - 9.9%
Accenture PLC, Class A		20,303	7,037,223
Analog Devices, Inc.		39,148	7,743,083
Texas Instruments, Inc.		35,723	6,223,304
			21,003,610

Total Common Stocks ( Cost $106,052,604 )			205,992,399
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%		6,624,089	6,624,089
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%		1,230,730	1,230,730
Total Short-Term Investments ( Cost $7,854,819 )			7,854,819

TOTAL INVESTMENTS - 100.6% ( Cost $113,907,423 )			213,847,218
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(1,175,063)

TOTAL NET ASSETS - 100.0%			$212,672,155

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $1,486,056, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 93.5%
Communication Services - 4.2%
Liberty Broadband Corp., Class C *	54,796	$3,135,975
Liberty Media Corp.-Liberty Formula One, Class C *	55,759	3,657,790
		6,793,765
Consumer Discretionary - 14.7%
CarMax, Inc. *	69,236	6,031,148
Floor & Decor Holdings, Inc., Class A *	43,361	5,620,453
Ross Stores, Inc.	64,050	9,399,978
Thor Industries, Inc.	26,092	3,061,635
		24,113,214
Consumer Staples - 5.6%
Brown-Forman Corp., Class B	43,637	2,252,542
Dollar Tree, Inc. *	52,166	6,945,903
		9,198,445
Financials - 22.1%
Arch Capital Group Ltd. *	136,601	12,627,396
Brookfield Asset Management Ltd., Class A (A)	76,667	3,221,547
Brown & Brown, Inc.	85,603	7,493,687
Cullen/Frost Bankers, Inc.	15,281	1,720,182
Glacier Bancorp, Inc.	41,734	1,681,045
Moelis & Co., Class A	89,102	5,058,321
W R Berkley Corp.	48,679	4,305,171
		36,107,349
Health Care - 5.6%
Laboratory Corp. of America Holdings	22,178	4,845,006
Waters Corp. *	12,457	4,288,073
		9,133,079
Industrials - 18.9%
Armstrong World Industries, Inc.	23,129	2,873,084
Carlisle Cos., Inc.	24,705	9,680,654
Copart, Inc. *	130,776	7,574,546
Expeditors International of Washington, Inc.	21,536	2,618,132
PACCAR, Inc.	66,031	8,180,581
		30,926,997
Information Technology - 22.4%
Amphenol Corp., Class A	48,959	5,647,421
Arista Networks, Inc. *	26,245	7,610,525
CDW Corp.	23,545	6,022,340
Gartner, Inc. *	22,142	10,554,427
Microchip Technology, Inc.	19,180	1,720,638
MKS Instruments, Inc.	38,381	5,104,673
		36,660,024

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $62,089,956 )			152,932,873
SHORT-TERM INVESTMENTS - 8.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%		10,821,009	10,821,009
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%		3,145,631	3,145,631

Total Short-Term Investments ( Cost $13,966,640 )			13,966,640

TOTAL INVESTMENTS - 102.0% ( Cost $76,056,596 )			166,899,513
NET OTHER ASSETS AND LIABILITIES - (2.0%)			(3,308,579)

TOTAL NET ASSETS - 100.0%			$163,590,934

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $3,139,356, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 96.7%
Australia - 1.4%
Treasury Wine Estates Ltd.	34,917	$283,283

Brazil - 1.6%
Itau Unibanco Holding SA, ADR	44,979	311,705

Canada - 5.2%
Cameco Corp.	10,059	435,756
Canadian Pacific Kansas City Ltd. (A)	3,773	332,665
Manulife Financial Corp.	10,709	267,618
		1,036,039
China - 5.4%
Alibaba Group Holding Ltd., ADR	5,795	419,326
Ping An Insurance Group Co. of China Ltd., Class H	69,390	293,008
Tencent Holdings Ltd.	9,732	377,746
		1,090,080
Denmark - 1.1%
Genmab AS *	746	223,197

France - 8.8%
Air Liquide SA	1,192	247,990
Airbus SE	3,418	629,532
Hermes International SCA	84	214,415
LVMH Moet Hennessy Louis Vuitton SE	271	243,747
STMicroelectronics NV	4,924	212,914
Worldline SA * (B)	18,484	228,928
		1,777,526
Germany - 12.1%
adidas AG	1,747	390,143
Deutsche Telekom AG	19,883	482,642
KION Group AG	9,811	516,317
SAP SE, ADR	2,319	452,275
Siemens AG	1,813	346,126
Symrise AG	2,045	244,783
		2,432,286
Hong Kong - 1.8%
AIA Group Ltd.	53,720	360,677

India - 7.5%
HDFC Bank Ltd., ADR	9,138	511,454
Infosys Ltd., ADR	19,526	350,101
Larsen & Toubro Ltd., GDR	14,180	642,354
		1,503,909
Ireland - 1.8%
Kerry Group PLC, Class A	4,262	365,270

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

Israel - 2.1%
CyberArk Software Ltd. *	1,621	430,586

Italy - 1.2%
Ferrari NV	550	239,767

Japan - 18.0%
CyberAgent, Inc.	38,429	278,736
Daiichi Sankyo Co. Ltd.	9,300	294,764
Keyence Corp.	500	231,504
Lasertec Corp.	1,700	482,105
Murata Manufacturing Co. Ltd.	12,579	235,534
Nidec Corp.	5,500	226,133
Pan Pacific International Holdings Corp.	20,200	534,423
Shin-Etsu Chemical Co. Ltd.	8,800	384,019
Shiseido Co. Ltd.	8,200	223,715
Sony Group Corp.	4,097	349,942
Toray Industries, Inc.	78,753	377,482
		3,618,357
Mexico - 5.7%
Fomento Economico Mexicano SAB de CV, ADR	1,889	246,080
Grupo Mexico SAB de CV, Series B	96,307	571,472
Wal-Mart de Mexico SAB de CV, ADR	7,890	321,123
		1,138,675
Netherlands - 4.8%
ASML Holding NV	578	560,932
NXP Semiconductors NV	1,593	394,697
		955,629
Norway - 1.2%
Norsk Hydro ASA	43,809	241,581

Switzerland - 6.7%
Lonza Group AG	790	473,203
Nestle SA	1,854	196,840
Partners Group Holding AG	275	392,748
Sika AG	954	284,132
		1,346,923
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,638	358,900

United Kingdom - 8.5%
AstraZeneca PLC	3,611	486,663
Diageo PLC	6,919	255,478
London Stock Exchange Group PLC	2,705	324,000
Prudential PLC	29,222	274,037
Shell PLC	11,364	376,506
		1,716,684

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $18,664,460 )			19,431,074
EXCHANGE TRADED FUNDS - 1.3%
United States - 1.3%
iShares MSCI ACWI ex U.S. ETF		4,725	252,268
Total Exchange Traded Funds ( Cost $250,284 )			252,268
Short-Term Investments - 3.2%
United States - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%		308,172	308,172
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%		333,654	333,654

Total Short-Term Investments ( Cost $641,826 )			641,826

TOTAL INVESTMENTS - 101.2% ( Cost $19,556,570 )			20,325,168
NET OTHER ASSETS AND LIABILITIES - (1.2%)			(231,774)

TOTAL NET ASSETS - 100.0%			$20,093,394

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $325,964, are on loan as part of a securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/24
Communication Services	5.7%
Consumer Discretionary	11.9%
Consumer Staples	9.4%
Energy	4.1%
Financials	14.6%
Health Care	7.4%
Industrials	13.4%
Information Technology	18.5%
Materials	11.7%
Short-Term Investments	3.2%
Stock Funds	1.3%
Net Other Assets and Liabilities	(1.2)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 98.3%
Alternative Funds - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	11,265	$156,246

Bond Funds - 78.6%
iShares 7-10 Year Treasury Bond ETF	17,879	1,692,426
iShares Aaa - A Rated Corporate Bond ETF	16,171	767,799
iShares MBS ETF	9,792	904,977
iShares Treasury Floating Rate Bond ETF	3,017	152,932
Janus Henderson Mortgage-Backed Securities ETF	62,321	2,810,677
Schwab Intermediate-Term U.S. Treasury ETF	25,011	1,226,790
SPDR Portfolio Short Term Treasury ETF (A)	134,149	3,879,589
Vanguard Extended Duration Treasury ETF	7,567	579,632
		12,014,822
Foreign Stock Funds - 4.8%
iShares MSCI Emerging Markets Asia ETF	2,462	167,687
iShares MSCI International Quality Factor ETF	9,599	380,696
JPMorgan BetaBuilders Japan ETF	3,306	193,566
		741,949
Stock Funds - 13.9%
Distillate Small/Mid Cash Flow ETF	2,160	79,860
Distillate U.S. Fundamental Stability & Value ETF	12,150	655,007
Invesco S&P 500 Quality ETF	11,444	691,446
iShares Global Energy ETF	2,713	116,523
Vanguard Health Care ETF	729	197,209
Vanguard Information Technology ETF	730	382,768

		2,122,813

Total Exchange Traded Funds ( Cost $14,560,255 )		15,035,830
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%	286,559	286,559

Total Short-Term Investments ( Cost $286,559 )		286,559

TOTAL INVESTMENTS - 100.2% ( Cost $14,846,814 )		15,322,389
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(36,096)

TOTAL NET ASSETS - 100.0%		$15,286,293

(A) Greater than 25% of the portfolio. For more information refer the website https://www.ssga.com/us/en/intermediary/etfs/funds/spdr-portfolio-short-term-treasury-etf-spts

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

(B)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 98.5%
Alternative Funds - 1.9%
Invesco Optimum Yield Diversified Commodity Strategy ETF		76,397	$1,059,627

Bond Funds - 60.4%
iShares 7-10 Year Treasury Bond ETF		50,940	4,821,980
iShares Aaa - A Rated Corporate Bond ETF		41,696	1,979,726
iShares MBS ETF		29,311	2,708,923
iShares Treasury Floating Rate Bond ETF		35,557	1,802,384
Janus Henderson Mortgage-Backed Securities ETF		163,467	7,372,362
Schwab Intermediate-Term U.S. Treasury ETF		71,976	3,530,423
SPDR Portfolio Short Term Treasury ETF		350,506	10,136,633
Vanguard Extended Duration Treasury ETF		18,623	1,426,522
			33,778,953
Foreign Stock Funds - 8.6%
iShares MSCI Emerging Markets Asia ETF		19,460	1,325,420
iShares MSCI International Quality Factor ETF		52,301	2,074,258
JPMorgan BetaBuilders Japan ETF		23,894	1,398,994
			4,798,672
Stock Funds - 27.6%
Distillate Small/Mid Cash Flow ETF		15,834	585,415
Distillate U.S. Fundamental Stability & Value ETF		84,837	4,573,563
Invesco S&P 500 Quality ETF		77,241	4,666,901
iShares Global Energy ETF		21,316	915,522
Vanguard Health Care ETF		4,461	1,206,790
Vanguard Information Technology ETF		6,584	3,452,254
			15,400,445

Total Exchange Traded Funds ( Cost $51,483,691 )			55,037,697
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A),5.26%		1,008,329	1,008,329

Total Short-Term Investments ( Cost $1,008,329 )			1,008,329

TOTAL INVESTMENTS - 100.3% ( Cost $52,492,020 )			56,046,026
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(179,436)

TOTAL NET ASSETS - 100.0%			$55,866,590

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 98.3%
Alternative Funds - 2.7%
Invesco Optimum Yield Diversified Commodity Strategy ETF		79,878	$1,107,908

Bond Funds - 42.1%
iShares 7-10 Year Treasury Bond ETF		34,979	3,311,112
iShares Aaa - A Rated Corporate Bond ETF		19,651	933,029
iShares MBS ETF		16,740	1,547,111
iShares Treasury Floating Rate Bond ETF		38,165	1,934,584
Janus Henderson Mortgage-Backed Securities ETF		68,306	3,080,601
Schwab Intermediate-Term U.S. Treasury ETF		52,862	2,592,881
SPDR Portfolio Short Term Treasury ETF		110,844	3,205,609
Vanguard Extended Duration Treasury ETF		5,064	387,902
			16,992,829
Foreign Stock Funds - 11.7%
iShares MSCI Emerging Markets Asia ETF		20,267	1,380,385
iShares MSCI International Quality Factor ETF		44,948	1,782,638
JPMorgan BetaBuilders Japan ETF		26,828	1,570,779
			4,733,802
Stock Funds - 41.8%
Distillate Small/Mid Cash Flow ETF		15,592	576,467
Distillate U.S. Fundamental Stability & Value ETF		103,989	5,606,047
Invesco S&P 500 Quality ETF		81,107	4,900,485
iShares Global Energy ETF		23,588	1,013,105
Vanguard Health Care ETF		3,701	1,001,195
Vanguard Information Technology ETF		7,228	3,789,929
			16,887,228

Total Exchange Traded Funds ( Cost $36,347,386 )			39,721,767
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A),5.26%		633,464	633,464

Total Short-Term Investments ( Cost $633,464 )			633,464

TOTAL INVESTMENTS - 99.9% ( Cost $36,980,850 )			40,355,231
NET OTHER ASSETS AND LIABILITIES - 0.1%			31,635

TOTAL NET ASSETS - 100.0%			$40,386,866

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
EXCHANGE TRADED FUNDS - 97.9%
Alternative Funds - 3.3%
Invesco Optimum Yield Diversified Commodity Strategy ETF		80,849	$1,121,376

Bond Funds - 32.6%
iShares 7-10 Year Treasury Bond ETF		25,497	2,413,546
iShares Aaa - A Rated Corporate Bond ETF		11,596	550,578
iShares MBS ETF		8,977	829,654
iShares Treasury Floating Rate Bond ETF		34,476	1,747,588
Janus Henderson Mortgage-Backed Securities ETF		45,867	2,068,602
Schwab Intermediate-Term U.S. Treasury ETF		35,032	1,718,320
SPDR Portfolio Short Term Treasury ETF		59,012	1,706,627
Vanguard Extended Duration Treasury ETF		2,038	156,111
			11,191,026
Foreign Stock Funds - 13.6%
iShares MSCI Emerging Markets Asia ETF		19,885	1,354,367
iShares MSCI International Quality Factor ETF		42,857	1,699,709
JPMorgan BetaBuilders Japan ETF		27,967	1,637,468
			4,691,544
Stock Funds - 48.4%
Distillate Small/Mid Cash Flow ETF		16,692	617,136
Distillate U.S. Fundamental Stability & Value ETF		100,935	5,441,406
Invesco S&P 500 Quality ETF		77,938	4,709,014
iShares Global Energy ETF		24,316	1,044,372
Vanguard Health Care ETF		3,712	1,004,170
Vanguard Information Technology ETF		7,255	3,804,087
			16,620,185

Total Exchange Traded Funds ( Cost $30,237,215 )			33,624,131
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%		761,828	761,828

Total Short-Term Investments ( Cost $761,828 )			761,828

TOTAL INVESTMENTS - 100.1% ( Cost $30,999,043 )			34,385,959
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(20,137)

TOTAL NET ASSETS - 100.0%			$34,365,822

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

| March 31, 2024

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2024

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

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Ultra Series Fund | March 31, 2024

Notes to Portfolio of Investments (Unaudited) - continued

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2024, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of March 31, 2024, in valuing the funds' investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 3/31/24
Conservative Allocation
Exchange Traded Funds	$58,963,093	$—	$—	$58,963,093
Investment Companies	45,965,587	—	—	45,965,587
Short-Term Investments	3,231,981	—	—	3,231,981
	108,160,661	—	—	108,160,661
Moderate Allocation
Exchange Traded Funds	67,365,991	—	—	67,365,991
Investment Companies	45,607,300	—	—	45,607,300
Short-Term Investments	5,198,379	—	—	5,198,379
	118,171,670	—	—	118,171,670
Aggressive Allocation
Exchange Traded Funds	27,134,539	—	—	27,134,539
Investment Companies	13,067,581	—	—	13,067,581
Short-Term Investments	815,421	—	—	815,421
	41,017,541	—	—	41,017,541
Diversified Income
Exchange Traded Funds	164,702,039	—	—	164,702,039
Asset Backed Securities	—	43,816	—	43,816
Collateralized Mortgage Obligations	—	1,811	—	1,811
Mortgage Backed Securities	—	30,567	—	30,567
Short-Term Investments	12,056,324	—	—	12,056,324
	176,758,363	76,194	—	176,834,557
Core Bond
Asset Backed Securities	—	2,480,984	—	2,480,984
Collateralized Mortgage Obligations	—	2,564,197	—	2,564,197
Commercial Mortgage-Backed Securities	—	1,614,040	—	1,614,040
Corporate Notes and Bonds	—	21,522,885	—	21,522,885
Foreign Corporate Bonds	—	2,860,775	—	2,860,775
Long-Term Municipal Bonds	—	769,384	—	769,384
Mortgage Backed Securities	—	23,586,350	—	23,586,350
U.S. Government and Agency Obligations	—	16,345,986	—	16,345,986
Short-Term Investments	2,524,218	—	—	2,524,218
	2,524,218	71,744,601	—	74,268,819
High Income
Common Stocks	—	—	39,975[2]	39,975
Corporate Notes and Bonds	—	9,691,065	—	9,691,065

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Ultra Series Fund | March 31, 2024

Notes to Portfolio of Investments (Unaudited) - continued

Foreign Corporate Bonds	—	836,377	—	836,377
Exchange Traded Funds	458,607	—	—	458,607
Short-Term Investments	2,151,226	—	—	2,151,226
	2,609,833	10,527,442	39,975	13,177,250
Large Cap Value
Common Stocks	188,262,904	—	—	188,262,904
Short-Term Investments	2,127,078	—	—	2,127,078
	190,389,982	—	—	190,389,982
Large Cap Growth
Common Stocks	205,992,399	—	—	205,992,399
Short-Term Investments	7,854,819	—	—	7,854,819
	213,847,218	—	—	213,847,218
Mid Cap
Common Stocks	152,932,873	—	—	152,932,873
Short-Term Investments	13,966,640	—	—	13,966,640
	166,899,513	—	—	166,899,513
International Stock
Common Stocks
Australia	283,283	—	—	283,283
Brazil	311,705	—	—	311,705
Canada	1,036,039	—	—	1,036,039
China	1,090,080	—	—	1,090,080
Denmark	223,197	—	—	223,197
France	1,777,526	—	—	1,777,526
Germany	2,432,286	—	—	2,432,286
Hong Kong	360,677	—	—	360,677
India	1,503,909	—	—	1,503,909
Ireland	365,270	—	—	365,270
Israel	430,586	—	—	430,586
Italy	239,767	—	—	239,767
Japan	3,618,357	—	—	3,618,357
Mexico	1,138,675	—	—	1,138,675
Netherlands	955,629	—	—	955,629
Norway	241,581	—	—	241,581
Switzerland	1,346,923	—	—	1,346,923
Taiwan	358,900	—	—	358,900
United Kingdom	1,716,684	—	—	1,716,684
Exchange Traded Funds	252,268			252,268
Short-Term Investments	641,826	—	—	641,826
	20,325,168	—	—	20,325,168
Madison Target Retirement 2020 Fund	15,322,389	—	—	15,322,389
Madison Target Retirement 2030 Fund	56,046,026	—	—	56,046,026
Madison Target Retirement 2040 Fund	40,355,231	—	—	40,355,231
Madison Target Retirement 2050 Fund	34,385,959	—	—	34,385,959

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website https://www.sec.gov

[2]Level 3 investments are fair valued by the Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

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